UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential QMA Long-Short Equity Fund, Prudential US Real Estate Fund and Prudential Short Duration Muni High Income Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2017

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments

Prudential QMA Long-Short Equity Fund

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 3.6%
AAR Corp.	21,700	$506,478
BWX Technologies, Inc.(a)	84,800	3,033,296
General Dynamics Corp.	15,900	2,213,916
Huntington Ingalls Industries, Inc.	10,300	1,730,709
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	53,100	2,283,300

		9,767,699

Air Freight & Logistics — 1.1%
FedEx Corp.(a)	19,920	3,023,458

Airlines — 1.0%
JetBlue Airways Corp.*	32,700	541,512
Southwest Airlines Co.	53,700	2,105,577

		2,647,089

Auto Components — 0.3%
Cooper Tire & Rubber Co.	15,200	453,264
Lear Corp.	2,200	223,872
Visteon Corp.	2,900	190,849

		867,985

Automobiles — 0.6%
General Motors Co.	55,100	1,559,330

Banks — 4.7%
Bank of America Corp.(a)	276,600	3,670,482
Citigroup, Inc.(a)	85,500	3,624,345
JPMorgan Chase & Co.(a)	70,000	4,349,800
Regions Financial Corp.	10,800	91,908
SunTrust Banks, Inc.	29,200	1,199,536

		12,936,071

Beverages — 1.0%
PepsiCo, Inc.	26,700	2,828,598

Biotechnology — 2.8%
Amgen, Inc.	8,480	1,290,232
Biogen, Inc.*	2,480	599,714
BioSpecifics Technologies Corp.*	4,700	187,718
Celgene Corp.*	26,200	2,584,106
Concert Pharmaceuticals, Inc.*	19,300	216,739
Gilead Sciences, Inc.	18,000	1,501,560
Regeneron Pharmaceuticals, Inc.*	2,440	852,121
Vertex Pharmaceuticals, Inc.*	6,400	550,528

		7,782,718

Building Products — 2.5%
American Woodmark Corp.*	3,500	232,330
Continental Building Products, Inc.*	54,000	1,200,420
Insteel Industries, Inc.	13,600	388,824
Masco Corp.	79,500	2,459,730
NCI Building Systems, Inc.*	33,800	540,462
Patrick Industries, Inc.*	6,900	416,001
Universal Forest Products, Inc.	16,100	1,492,309

		6,730,076

Capital Markets — 1.1%
Goldman Sachs Group, Inc. (The)	15,660	2,326,763

KCG Holdings, Inc. (Class A Stock)*	9,200	122,360
Piper Jaffray Cos.*	13,000	490,100

		2,939,223

Chemicals — 2.4%
Air Products & Chemicals, Inc.	17,700	2,514,108
Cabot Corp.	5,200	237,432
GCP Applied Technologies, Inc.*	19,200	499,968
Koppers Holdings, Inc.*	22,600	694,498
LyondellBasell Industries NV (Class A Stock)	6,300	468,846
Rayonier Advanced Materials, Inc.	16,300	221,517
Westlake Chemical Corp.	45,300	1,944,276

		6,580,645

Commercial Services & Supplies — 0.2%
Knoll, Inc.	9,900	240,372
Steelcase, Inc. (Class A Stock)	24,800	336,536

		576,908

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	33,200	304,776
Cisco Systems, Inc.	28,000	803,320
Digi International, Inc.*	18,400	197,432
Ixia*	29,400	288,708
Juniper Networks, Inc.	68,900	1,549,561
NETGEAR, Inc.*	39,600	1,882,584
ShoreTel, Inc.*	30,100	201,369

		5,227,750

Construction & Engineering — 0.5%
EMCOR Group, Inc.	21,900	1,078,794
KBR, Inc.	25,700	340,268

		1,419,062

Construction Materials — 0.3%
Headwaters, Inc.*	48,800	875,472

Consumer Finance — 0.9%
Navient Corp.	204,900	2,448,555
Nelnet, Inc. (Class A Stock)	4,200	145,950

		2,594,505

Containers & Packaging — 0.7%
Greif, Inc. (Class A Stock)	49,000	1,826,230
Owens-Illinois, Inc.*	6,700	120,667

		1,946,897

Distributors — 0.2%
Genuine Parts Co.	5,800	587,250

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	48,600	2,100,006
Inteliquent, Inc.	17,600	350,064
Verizon Communications, Inc.(a)	54,300	3,032,112

		5,482,182

Electric Utilities — 1.5%
Entergy Corp.	4,300	349,805
Exelon Corp.	37,100	1,348,956
FirstEnergy Corp.	29,900	1,043,809
PPL Corp.	33,300	1,257,075

		3,999,645

Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.*	45,200	663,988

Electronic Equipment, Instruments & Components — 0.3%
Anixter International, Inc.*	11,100	591,408
PC Connection, Inc.	8,000	190,400

		781,808

Energy Equipment & Services — 0.2%
Archrock, Inc.	31,900	300,498
Bristow Group, Inc.	21,900	249,879

		550,377

Food & Staples Retailing — 1.9%
Ingles Markets, Inc. (Class A Stock)	4,200	156,660
Kroger Co. (The)	40,600	1,493,674
Walgreens Boots Alliance, Inc.(a)	43,700	3,638,899

		5,289,233

Food Products — 3.6%
Blue Buffalo Pet Products, Inc.*	67,600	1,577,784
Bunge Ltd.(a)	48,600	2,874,690
ConAgra Foods, Inc.	48,100	2,299,661
Pilgrim’s Pride Corp.	27,900	710,892
Sanderson Farms, Inc.	25,500	2,209,320
Tyson Foods, Inc. (Class A Stock)	2,400	160,296

		9,832,643

Gas Utilities — 0.9%
UGI Corp.	51,900	2,348,475

Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	37,800	1,485,918
Baxter International, Inc.	53,200	2,405,704
Becton, Dickinson and Co.	8,300	1,407,597
C.R. Bard, Inc.	7,780	1,829,545
Edwards Lifesciences Corp.*	6,640	662,207
Hologic, Inc.*	75,400	2,608,840
Masimo Corp.*	40,200	2,111,103

		12,510,914

Health Care Providers & Services — 4.6%
Aetna, Inc.	4,000	488,520
Anthem, Inc.	1,160	152,354
Express Scripts Holding Co.*	32,400	2,455,920
Magellan Health, Inc.*	33,700	2,216,449
McKesson Corp.	12,700	2,370,455
UnitedHealth Group, Inc.	14,600	2,061,520
Universal Health Services, Inc. (Class B Stock)	4,700	630,270
WellCare Health Plans, Inc.*	21,300	2,285,064

		12,660,552

Health care Equipment & Supplies — 0.3%
Hill-Rom Holdings, Inc.	18,100	913,145

Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands, Inc.	111,200	1,987,144

Bojangles’, Inc.*	6,700	113,565
Denny’s Corp.*	50,600	542,938
Eldorado Resorts, Inc.*	9,700	147,391
Extended Stay America, Inc.	92,600	1,384,370
McDonald’s Corp.	11,800	1,420,012
Wyndham Worldwide Corp.	37,400	2,664,002

		8,259,422

Household Durables — 1.9%
Cavco Industries, Inc.*	2,500	234,250
D.R. Horton, Inc.(a)	98,900	3,113,372
Flexsteel Industries, Inc.	3,800	150,556
La-Z-Boy, Inc.	43,200	1,201,824
NVR, Inc.*	110	195,837
Taylor Morrison Home Corp. (Class A Stock)*	12,300	182,532
William Lyon Homes (Class A Stock)*	9,300	149,916

		5,228,287

Household Products — 0.1%
Procter & Gamble Co. (The)	4,600	389,482

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	45,700	570,336
Ormat Technologies, Inc.	5,400	236,304

		806,640

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	15,400	1,627,472

Insurance — 0.4%
HCI Group, Inc.	4,600	125,488
Lincoln National Corp.	18,600	721,122
United Insurance Holdings Corp.	10,500	171,990

		1,018,600

Internet & Catalog Retail — 1.3%
1-800-Flowers.com, Inc. (Class A Stock)*	55,500	500,610
Amazon.com, Inc.*	2,010	1,438,396
FTD Cos., Inc.*	13,100	326,976
Nutrisystem, Inc.	51,400	1,303,504

		3,569,486

Internet Software & Services — 4.1%
Alphabet, Inc. (Class A Stock)*	650	457,295
Alphabet, Inc. (Class C Stock)*	3,862	2,672,890
Bankrate, Inc.*	53,900	403,172
eBay, Inc.*	114,100	2,671,081
Facebook, Inc. (Class A Stock)*(a)	40,600	4,639,768
RetailMeNot, Inc.*	40,000	308,400

		11,152,606

IT Services — 1.8%
CSRA, Inc.	6,000	140,580
DST Systems, Inc.	1,800	209,574
First Data Corp. (Class A Stock)*	140,200	1,552,014
Hackett Group, Inc. (The)	14,100	195,567
Leidos Holdings, Inc.	27,600	1,321,212
MasterCard, Inc. (Class A Stock)	6,200	545,972
Total System Services, Inc.	9,500	504,545
Travelport Worldwide Ltd.	33,200	427,948

		4,897,412

Leisure Products — 0.1%
Sturm Ruger & Co., Inc.	2,100	134,421

Life Sciences Tools & Services — 1.0%
Bruker Corp.	47,300	1,075,602
Charles River Laboratories International, Inc.*	4,300	354,492
VWR Corp.*	47,700	1,378,530

		2,808,624

Machinery — 1.8%
FreightCar America, Inc.	18,200	255,710
Global Brass & Copper Holdings, Inc.	5,300	144,637
Harsco Corp.	25,600	169,984
Lydall, Inc.*	9,200	354,752
Rexnord Corp.*	18,200	357,266
SPX Corp.*	37,400	555,390
SPX FLOW, Inc.*	60,400	1,574,628
Wabash National Corp.*	118,600	1,506,220

		4,918,587

Media — 0.5%
AMC Entertainment Holdings, Inc. (Class A Stock)	10,600	292,666
News Corp. (Class A Stock)	39,200	444,920
Viacom, Inc. (Class B Stock)	12,800	530,816

		1,268,402

Metals & Mining — 2.8%
Nucor Corp.	50,700	2,505,087
Steel Dynamics, Inc.(a)	115,400	2,827,300
Worthington Industries, Inc.	55,800	2,360,340

		7,692,727

Multi-Utilities — 1.6%
MDU Resources Group, Inc.(a)	144,200	3,460,800
Public Service Enterprise Group, Inc.	19,900	927,539

		4,388,339

Multiline Retail — 0.7%
Dillard’s, Inc. (Class A Stock)	5,880	356,328
Macy’s, Inc.	49,100	1,650,251

		2,006,579

Oil, Gas & Consumable Fuels — 4.4%
HollyFrontier Corp.	46,300	1,100,551
Marathon Petroleum Corp.	52,300	1,985,308
ONEOK, Inc.	16,300	773,435
PBF Energy, Inc. (Class A Stock)	11,200	266,336
Phillips 66	14,400	1,142,496
Tesoro Corp.	37,500	2,809,500
Valero Energy Corp.(a)	53,800	2,743,800
Western Refining, Inc.	54,600	1,126,398

		11,947,824

Paper & Forest Products — 0.7%
KapStone Paper & Packaging Corp.	143,600	1,868,236

Personal Products — 0.1%
Medifast, Inc.	6,900	229,563

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	33,700	2,478,635
Heska Corp.*	3,800	141,246
Jazz Pharmaceuticals PLC*(a)	22,000	3,108,820
Mallinckrodt PLC*(a)	47,300	2,874,894
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	42,000	460,740

		9,064,335

Professional Services — 0.5%
Kforce, Inc.	22,100	373,269
On Assignment, Inc.*	13,000	480,350
Robert Half International, Inc.	15,000	572,400

		1,426,019

Real Estate Investment Trusts (REITs) — 4.0%
CBL & Associates Properties, Inc.	207,500	1,931,825
Chimera Investment Corp.	92,800	1,456,960
Franklin Street Properties Corp.	43,100	528,837
GEO Group, Inc. (The)	68,500	2,341,330
InfraREIT, Inc.	20,000	350,800
Ryman Hospitality Properties, Inc.	1,800	91,170
Starwood Property Trust, Inc.	130,000	2,693,600
Summit Hotel Properties, Inc.	44,200	585,208
Xenia Hotels & Resorts, Inc.	55,700	934,646

		10,914,376

Real Estate Management & Development — 1.6%
Altisource Portfolio Solutions SA (Luxembourg)*	28,200	785,088
CBRE Group, Inc. (Class A Stock)*	19,400	513,712
Jones Lang LaSalle, Inc.	21,230	2,068,864
Marcus & Millichap, Inc.*	23,400	594,594
Realogy Holdings Corp.*	13,900	403,378

		4,365,636

Road & Rail — 0.1%
ArcBest Corp.	14,900	242,125

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	49,800	1,890,408
Alpha & Omega Semiconductor Ltd.*	11,100	154,623
Intel Corp.	85,400	2,801,120
ON Semiconductor Corp.*	176,700	1,558,494
Skyworks Solutions, Inc.	17,200	1,088,416
Tessera Technologies, Inc.	54,500	1,669,880
Texas Instruments, Inc.	36,200	2,267,930

		11,430,871

Software — 6.4%
Adobe Systems, Inc.*(a)	34,100	3,266,439
AVG Technologies NV*	48,000	911,520
Citrix Systems, Inc.*	7,800	624,702
Electronic Arts, Inc.*	13,300	1,007,608
Intuit, Inc.	19,600	2,187,556
Manhattan Associates, Inc.*	31,100	1,994,443
Microsoft Corp.	17,100	875,007
Nuance Communications, Inc.*	144,500	2,258,535
Oracle Corp.	69,300	2,836,449
Symantec Corp.	30,100	618,254

Synopsys, Inc.*			14,000	757,120
Verint Systems, Inc.*			4,200	139,146

				17,476,779

Specialty Retail — 1.5%
Best Buy Co., Inc.			26,900	823,140
Francesca’s Holdings Corp.*			8,300	91,715
GNC Holdings, Inc. (Class A Stock)			69,300	1,683,297
Murphy USA, Inc.*			2,300	170,568
Staples, Inc.			169,000	1,456,780

				4,225,500

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.			16,805	1,606,558
HP, Inc.			19,300	242,215
NCR Corp.*			92,100	2,557,617

				4,406,390

Textiles, Apparel & Luxury Goods — 0.6%
Michael Kors Holdings Ltd.*			20,000	989,600
Unifi, Inc.*			10,200	277,746
Wolverine World Wide, Inc.			14,300	290,576

				1,557,922

Tobacco — 1.1%
Altria Group, Inc.			41,900	2,889,424

Trading Companies & Distributors — 1.1%
HD Supply Holdings, Inc.*(a)			84,800	2,952,736

Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*			12,800	171,776

Water Utilities — 0.1%
SJW Corp.			9,800	385,924

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.			8,100	316,386

TOTAL LONG-TERM INVESTMENTS (cost $265,360,690)				271,962,606

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUND — 5.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $14,454,315)(b)			14,454,315	14,454,315

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(c) — 0.2%
U.S. Treasury Bills (cost $449,760)(d)	0.253%	09/15/16	450	449,807

TOTAL SHORT-TERM INVESTMENTS (cost $14,904,075)				14,904,122

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 104.9% (cost $280,264,765)(f)				286,866,728

	Shares
SECURITIES SOLD SHORT(e) — (61.7)%
COMMON STOCKS
Aerospace & Defense — (0.9)%
Aerovironment, Inc.*	8,700	(241,860)
B/E Aerospace, Inc.	17,100	(789,593)
Hexcel Corp.	36,100	(1,503,204)

		(2,534,657)

Air Freight & Logistics — (0.1)%
Echo Global Logistics, Inc.*	14,300	(320,606)

Auto Components — (0.1)%
Motorcar Parts of America, Inc.*	11,000	(298,980)

Banks — (2.6)%
Bank of Hawaii Corp.	4,600	(316,480)
BankUnited, Inc.	9,900	(304,128)
City Holding Co.	2,800	(127,316)
Commerce Bancshares, Inc.	54,700	(2,620,130)
Community Bank System, Inc.	5,200	(213,668)
CVB Financial Corp.	27,200	(445,808)
Home BancShares, Inc.	26,800	(530,372)
People’s United Financial, Inc.	133,200	(1,952,712)
PrivateBancorp, Inc.	5,000	(220,150)
ServisFirst Bancshares, Inc.	3,900	(192,621)
UMB Financial Corp.	1,900	(101,099)
United Bankshares, Inc.	2,400	(90,024)

		(7,114,508)

Biotechnology — (2.0)%
Alexion Pharmaceuticals, Inc.*	19,000	(2,218,440)
Alnylam Pharmaceuticals, Inc.*	7,400	(410,626)
Bluebird Bio, Inc.*	21,000	(909,090)
Halozyme Therapeutics, Inc.*	32,600	(281,338)
PTC Therapeutics, Inc.*	13,800	(96,876)
TESARO, Inc.*	17,800	(1,496,090)

		(5,412,460)

Building Products — (0.3)%
Builders FirstSource, Inc.*	56,100	(631,125)
Quanex Building Products Corp.	7,800	(145,002)

		(776,127)

Capital Markets — (0.2)%
Greenhill & Co., Inc.	13,100	(210,910)
Janus Capital Group, Inc.	20,500	(285,360)

		(496,270)

Chemicals — (3.3)%
FMC Corp.	59,300	(2,746,183)
International Flavors & Fragrances, Inc.	18,200	(2,294,474)
Mosaic Co. (The)	107,500	(2,814,350)
Olin Corp.	50,800	(1,261,872)

		(9,116,879)

Commercial Services & Supplies — (1.7)%
Covanta Holding Corp.	58,300	(959,035)
Healthcare Services Group, Inc.	8,400	(347,592)

Mobile Mini, Inc.	12,800	(443,392)
Stericycle, Inc.*	29,100	(3,029,892)

		(4,779,911)

Communications Equipment — (2.0)%
NetScout Systems, Inc.*	35,600	(792,100)
Palo Alto Networks, Inc.*	22,000	(2,698,080)
ViaSat, Inc.*	26,900	(1,920,660)

		(5,410,840)

Construction & Engineering — (0.1)%
Primoris Services Corp.	12,400	(234,732)

Containers & Packaging — (1.0)%
Ball Corp.	39,600	(2,862,684)

Diversified Consumer Services — (0.1)%
Houghton Mifflin Harcourt Co.*	16,200	(253,206)

Diversified Financial Services — (0.9)%
MarketAxess Holdings, Inc.	16,700	(2,428,180)

Electric Utilities — (1.2)%
Alliant Energy Corp.	7,200	(285,840)
Otter Tail Corp.	5,000	(167,450)
PNM Resources, Inc.	3,900	(138,216)
Southern Co. (The)	35,000	(1,877,050)
Xcel Energy, Inc.	18,500	(828,430)

		(3,296,986)

Electronic Equipment, Instruments & Components — (1.4)%
Badger Meter, Inc.	6,500	(474,695)
Corning, Inc.	74,800	(1,531,904)
Mesa Laboratories, Inc.	1,600	(196,800)
National Instruments Corp.	49,200	(1,348,080)
OSI Systems, Inc.*	2,600	(151,138)

		(3,702,617)

Energy Equipment & Services — (1.9)%
Halliburton Co.	65,400	(2,961,966)
Patterson-UTI Energy, Inc.	51,400	(1,095,848)
Schlumberger Ltd.	15,900	(1,257,372)

		(5,315,186)

Food Products — (2.3)%
B&G Foods, Inc.	34,400	(1,658,080)
Snyder’s-Lance, Inc.	44,700	(1,514,883)
TreeHouse Foods, Inc.*	29,200	(2,997,380)

		(6,170,343)

Gas Utilities — (0.3)%
South Jersey Industries, Inc.	21,800	(689,316)
Spire, Inc.	1,400	(99,176)

		(788,492)

Health Care Equipment & Supplies — (3.3)%
Analogic Corp.	2,200	(174,768)
DENTSPLY SIRONA, Inc.	4,500	(279,180)
DexCom, Inc.*	43,300	(3,434,989)
Endologix, Inc.*	49,600	(618,016)

GenMark Diagnostics, Inc.*	18,000	(156,600)
Meridian Bioscience, Inc.	10,800	(210,600)
Nevro Corp.*	12,600	(929,376)
NuVasive, Inc.*	30,000	(1,791,600)
Quidel Corp.*	5,900	(105,374)
Wright Medical Group NV*	46,200	(802,494)
Zeltiq Aesthetics, Inc.*	17,400	(475,542)

		(8,978,539)

Health Care Providers & Services — (2.1)%
Acadia Healthcare Co., Inc.*	48,300	(2,675,820)
Air Methods Corp.*	18,100	(648,523)
AMN Healthcare Services, Inc.*	5,300	(211,841)
Cross Country Healthcare, Inc.*	18,100	(251,952)
HealthSouth Corp.	5,300	(205,746)
Team Health Holdings, Inc.*	44,400	(1,805,748)

		(5,799,630)

Hotels, Restaurants & Leisure — (0.9)%
ClubCorp Holdings, Inc.	18,700	(243,100)
Domino’s Pizza, Inc.	16,600	(2,180,908)
MGM Resorts International*	4,700	(106,361)

		(2,530,369)

Household Durables — (0.6)%
CalAtlantic Group, Inc.	46,500	(1,707,015)

Household Products — (0.5)%
Energizer Holdings, Inc.	23,800	(1,225,462)

Independent Power & Renewable Electricity Producers — (0.4)%
Pattern Energy Group, Inc.	44,000	(1,010,680)

Insurance — (1.2)%
Arch Capital Group Ltd. (Bermuda)*	3,300	(237,600)
Brown & Brown, Inc.	3,500	(131,145)
Mercury General Corp.	3,200	(170,112)
RenaissanceRe Holdings Ltd. (Bermuda)	19,100	(2,243,104)
RLI Corp.	5,500	(378,290)

		(3,160,251)

Internet & Catalog Retail — (1.6)%
Expedia, Inc.	25,900	(2,753,170)
Liberty Ventures (Class A Stock)*	45,200	(1,675,564)

		(4,428,734)

Internet Software & Services — (0.4)%
Five9, Inc.*	11,000	(130,900)
GTT Communications, Inc.*	8,100	(149,688)
Stamps.com, Inc.*	10,500	(917,910)

		(1,198,498)

IT Services — (2.3)%
EPAM Systems, Inc.*	20,500	(1,318,355)
Global Payments, Inc.	44,200	(3,154,996)
PayPal Holdings, Inc.*	48,700	(1,778,037)
PFSweb, Inc.*	10,300	(97,850)

		(6,349,238)

Leisure Products — (0.7)%
Mattel, Inc.	64,000	(2,002,560)

Life Sciences Tools & Services — (0.8)%
Illumina, Inc.*	12,500	(1,754,750)
NanoString Technologies, Inc.*	11,800	(148,680)
Pacific Biosciences of California, Inc.*	51,600	(363,006)

		(2,266,436)

Machinery — (3.0)%
CIRCOR International, Inc.	9,400	(535,706)
Deere & Co.	2,700	(218,808)
Donaldson Co., Inc.	74,100	(2,546,076)
Middleby Corp. (The)*	26,700	(3,077,175)
Pentair PLC (United Kingdom)	7,100	(413,859)
Proto Labs, Inc.*	8,900	(512,284)
RBC Bearings, Inc.*	13,700	(993,250)

		(8,297,158)

Media — (1.1)%
EW Scripps Co. (The) (Class A Stock)*	8,300	(131,472)
IMAX Corp.*	35,800	(1,055,384)
Lions Gate Entertainment Corp.	89,900	(1,818,677)
National CineMedia, Inc.	8,100	(125,388)

		(3,130,921)

Metals & Mining — (0.6)%
Allegheny Technologies, Inc.	8,400	(107,100)
Carpenter Technology Corp.	27,700	(912,161)
Compass Minerals International, Inc.	8,900	(660,291)

		(1,679,552)

Oil, Gas & Consumable Fuels — (1.8)%
Callon Petroleum Co.*	28,100	(315,563)
Carrizo Oil & Gas, Inc.*	26,100	(935,685)
Murphy Oil Corp.	69,200	(2,197,100)
Parsley Energy, Inc. (Class A Stock)*	15,700	(424,842)
PDC Energy, Inc.*	16,500	(950,565)

		(4,823,755)

Pharmaceuticals — (0.9)%
ANI Pharmaceuticals, Inc.*	4,200	(234,444)
Depomed, Inc.*	37,600	(737,712)
Nektar Therapeutics*	31,100	(442,553)
Pacira Pharmaceuticals, Inc.*	21,000	(708,330)
TherapeuticsMD, Inc.*	25,300	(215,050)

		(2,338,089)

Professional Services — (2.5)%
Advisory Board Co. (The)*	24,900	(881,211)
Alkermes PLC	39,800	(2,068,406)
Huron Consulting Group, Inc.*	6,900	(416,898)
Verisk Analytics, Inc. (Class A Stock)*	28,400	(2,302,672)
WageWorks, Inc.*	20,000	(1,196,200)

		(6,865,387)

Real Estate Investment Trusts (REITs) — (4.0)%
CyrusOne, Inc.	44,800	(2,493,568)
Equity One, Inc.	33,800	(1,087,684)
Kilroy Realty Corp.	5,400	(357,966)
National Retail Properties, Inc.	44,300	(2,291,196)

New Residential Investment Corp.	38,200	(528,688)
New York REIT, Inc.	17,400	(160,950)
QTS Realty Trust, Inc. (Class A Stock)	11,700	(654,966)
Realty Income Corp.	36,400	(2,524,704)
Regency Centers Corp.	10,700	(895,911)

		(10,995,633)

Road & Rail — (0.7)%
Genesee & Wyoming, Inc. (Class A Stock)*	10,300	(607,185)
Knight Transportation, Inc.	46,900	(1,246,602)

		(1,853,787)

Semiconductors & Semiconductor Equipment — (1.9)%
Cavium, Inc.*	36,000	(1,389,600)
Diodes, Inc.*	18,600	(349,494)
Lam Research Corp.	35,200	(2,958,912)
Microchip Technology, Inc.	1,700	(86,292)
Ultratech, Inc.*	14,700	(337,659)

		(5,121,957)

Software — (4.8)%
NetSuite, Inc.*	16,000	(1,164,800)
Proofpoint, Inc.*	25,100	(1,583,559)
RingCentral, Inc. (Class A Stock)*	25,500	(502,860)
ServiceNow, Inc.*	5,000	(332,000)
Splunk, Inc.*	57,500	(3,115,350)
Tyler Technologies, Inc.*	20,200	(3,367,542)
Workday, Inc. (Class A Stock)*	39,800	(2,971,866)

		(13,037,977)

Specialty Retail — (0.9)%
Advance Auto Parts, Inc.	13,100	(2,117,353)
Monro Muffler Brake, Inc.	6,300	(400,428)

		(2,517,781)

Textiles, Apparel & Luxury Goods — (1.9)%
Under Armour, Inc. (Class A Stock)*	59,300	(2,379,709)
Under Armour, Inc. (Class C Stock)*	79,111	(2,879,648)

		(5,259,357)

Thrifts & Mortgage Finance — (0.3)%
Northwest Bancshares, Inc.	27,400	(406,342)
PHH Corp.*	26,400	(351,648)

		(757,990)

Wireless Telecommunication Services — (0.1)%
Boingo Wireless, Inc.*	22,300	(198,916)

TOTAL SECURITIES SOLD SHORT (proceeds received $161,261,729)		(168,849,336)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 43.2% (cost $119,003,036)		118,017,392
Other assets in excess of liabilities — 56.8%		155,461,609

NET ASSETS — 100.0%		$273,479,001

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $56,235,011.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Rate shown is the effective yield at purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	The aggregate value of securities sold short is $168,849,336. Deposit with Barclays Capital Group combined with securities segregated as collateral in an amount of $215,250,960, exceeds the value of securities sold short as of June 30, 2016. Securities sold short are subject to contractual netting arrangements.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$280,329,067

Appreciation	20,436,523
Depreciation	(13,898,862)

Net Unrealized Appreciation	$6,537,661

The book basis may differ from tax basis due to certain tax-related adjustments.

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Position:
61	S&P 500 E-Mini	Sep. 2016	$6,297,323	$6,375,110	$77,787

U.S. Treasury Obligation with a market value of $449,807 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2016.

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,767,699	$—	$—
Air Freight & Logistics	3,023,458	—	—
Airlines	2,647,089	—	—
Auto Components	867,985	—	—
Automobiles	1,559,330	—	—
Banks	12,936,071	—	—
Beverages	2,828,598	—	—
Biotechnology	7,782,718	—	—
Building Products	6,730,076	—	—
Capital Markets	2,939,223	—	—
Chemicals	6,580,645	—	—
Commercial Services & Supplies	576,908	—	—
Communications Equipment	5,227,750	—	—
Construction & Engineering	1,419,062	—	—
Construction Materials	875,472	—	—

Consumer Finance	2,594,505	—	—
Containers & Packaging	1,946,897	—	—
Distributors	587,250	—	—
Diversified Telecommunication Services	5,482,182	—	—
Electric Utilities	3,999,645	—	—
Electrical Equipment	663,988	—	—
Electronic Equipment, Instruments & Components	781,808	—	—
Energy Equipment & Services	550,377	—	—
Food & Staples Retailing	5,289,233	—	—
Food Products	9,832,643	—	—
Gas Utilities	2,348,475	—	—
Health Care Equipment & Supplies	12,510,914	—	—
Health Care Providers & Services	12,660,552	—	—
Health care Equipment & Supplies	913,145	—	—
Hotels, Restaurants & Leisure	8,259,422	—	—
Household Durables	5,228,287	—	—
Household Products	389,482	—	—
Independent Power & Renewable Electricity Producers	806,640	—	—
Industrial Conglomerates	1,627,472	—	—
Insurance	1,018,600	—	—
Internet & Catalog Retail	3,569,486	—	—
Internet Software & Services	11,152,606	—	—
IT Services	4,897,412	—	—
Leisure Products	134,421	—	—
Life Sciences Tools & Services	2,808,624	—	—
Machinery	4,918,587	—	—
Media	1,268,402	—	—
Metals & Mining	7,692,727	—	—
Multi-Utilities	4,388,339	—	—
Multiline Retail	2,006,579	—	—
Oil, Gas & Consumable Fuels	11,947,824	—	—
Paper & Forest Products	1,868,236	—	—
Personal Products	229,563	—	—
Pharmaceuticals	9,064,335	—	—
Professional Services	1,426,019	—	—
Real Estate Investment Trusts (REITs)	10,914,376	—	—
Real Estate Management & Development	4,365,636	—	—
Road & Rail	242,125	—	—
Semiconductors & Semiconductor Equipment	11,430,871	—	—
Software	17,476,779	—	—
Specialty Retail	4,225,500	—	—
Technology Hardware, Storage & Peripherals	4,406,390	—	—
Textiles, Apparel & Luxury Goods	1,557,922	—	—
Tobacco	2,889,424	—	—
Trading Companies & Distributors	2,952,736	—	—
Transportation Infrastructure	171,776	—	—
Water Utilities	385,924	—	—
Wireless Telecommunication Services	316,386	—	—
Affiliated Mutual Fund	14,454,315	—	—
U.S. Treasury Obligation	—	449,807	—
Securities Sold Short:
Common Stocks
Aerospace & Defense	(2,534,657)	—	—
Air Freight & Logistics	(320,606)	—	—
Auto Components	(298,980)	—	—
Banks	(7,114,508)	—	—
Biotechnology	(5,412,460)	—	—
Building Products	(776,127)	—	—
Capital Markets	(496,270)	—	—
Chemicals	(9,116,879)	—	—
Commercial Services & Supplies	(4,779,911)	—	—
Communications Equipment	(5,410,840)	—	—
Construction & Engineering	(234,732)	—	—
Containers & Packaging	(2,862,684)	—	—
Diversified Consumer Services	(253,206)	—	—

Diversified Financial Services	(2,428,180)	—	—
Electric Utilities	(3,296,986)	—	—
Electronic Equipment, Instruments & Components	(3,702,617)	—	—
Energy Equipment & Services	(5,315,186)	—	—
Food Products	(6,170,343)	—	—
Gas Utilities	(788,492)	—	—
Health Care Equipment & Supplies	(8,978,539)	—	—
Health Care Providers & Services	(5,799,630)	—	—
Hotels, Restaurants & Leisure	(2,530,369)	—	—
Household Durables	(1,707,015)	—	—
Household Products	(1,225,462)	—	—
Independent Power & Renewable Electricity Producers	(1,010,680)	—	—
Insurance	(3,160,251)	—	—
Internet & Catalog Retail	(4,428,734)	—	—
Internet Software & Services	(1,198,498)	—	—
IT Services	(6,349,238)	—	—
Leisure Products	(2,002,560)	—	—
Life Sciences Tools & Services	(2,266,436)	—	—
Machinery	(8,297,158)	—	—
Media	(3,130,921)	—	—
Metals & Mining	(1,679,552)	—	—
Oil, Gas & Consumable Fuels	(4,823,755)	—	—
Pharmaceuticals	(2,338,089)	—	—
Professional Services	(6,865,387)	—	—
Real Estate Investment Trusts (REITs)	(10,995,633)	—	—
Road & Rail	(1,853,787)	—	—
Semiconductors & Semiconductor Equipment	(5,121,957)	—	—
Software	(13,037,977)	—	—
Specialty Retail	(2,517,781)	—	—
Textiles, Apparel & Luxury Goods	(5,259,357)	—	—
Thrifts & Mortgage Finance	(757,990)	—	—
Wireless Telecommunication Services	(198,916)	—	—
Other Financial Instruments*
Futures Contracts	77,787	—	—

Total	$117,645,372	$449,807	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Short Duration Muni High Income Fund

Schedule of Investments

as of June 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%
Alaska — 0.4%
Alaska Industrial Development & Export Authority, Revenue, Snettisham Hydro Project, AMT, Rfdg	5.000%		01/01/22	535	$617,337

Arizona — 5.5%
Arizona Health Facilities Authority, Revenue, Banner Health, LIBOR Series B	1.229	%(a)	01/01/37	2,005	1,865,552
County of Baxter Regional Medical Center, Revenue, Series A, Rfdg	5.000%		09/01/22	700	818,881
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Rfdg, 144A	3.000%		07/01/20	500	508,510
Industrial Development Authority of the City of Phoenix, Revenue, Basis School Project, Series A, Rfdg, 144A	4.000%		07/01/25	1,000	1,073,480
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750%		07/01/24	735	757,572
La Paz County Industrial Development Authority, Cosmos Foundation, Inc,. Revenue, Series A	5.000%		02/15/26	750	882,802
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue, Rfdg	4.000%		07/01/26	1,000	1,083,160
Maricopa County Industrial Development Authority, Reid Traditional Schools Project, Revenue	4.000%		07/01/26	350	381,000
Maricopa County Pollution Control Corp., Revenue, Public Service Co. of Mexico, Series A, Rfdg (Mandatory Put Date 06/01/20)	2.400%		06/01/43	500	513,790
Salt Verde Fin Corp., Gas Revenue	5.250%		12/01/21	480	565,162

					8,449,909

California — 7.3%
California Municipal Finance Authority, American Heritage Foundation, Revenue, Series A, Rfdg	4.000%		06/01/26	500	565,520
California Municipal Finance Authority, Revenue, Palmdale Aerospace Academy Project, 144A	4.000%		07/01/26	750	804,337
California School Finance Authority, Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%		07/01/21	400	431,764
California School Finance Authority, Revenue, Green Dot Public School Project, Series A, 144A	4.000%		08/01/25	330	358,806
California School Finance Authority, Revenue, KIPP LA Project, Series A, Rfdg, 144A	3.625%		07/01/25	500	535,090
California Statewide Communities Development Authority, Revenue, St. Joseph, AGM	4.500%		07/01/18	495	510,959
Chula Vista Municipal Financing Authority, Specialty Tax, Rfdg	5.000%		09/01/21	755	884,158
City of Fontana Sierra Hills, Specialty Tax, Series 22, Rfdg	4.000%		09/01/19	385	420,897
City of La Verne Brethren Hillcrest Homes, Revenue, Certificate of Participation	4.000%		05/15/18	225	235,382
City of Roseville, Westpark Community Facility District No.1, Specialty Tax, Rfdg	5.000%		09/01/22	225	266,809
Golden State Tobacco Securitization Corp., Revenue, Asset-Backed, Series A-1, Rfdg	4.500%		06/01/27	3,625	3,690,975
Long Beach Bond Finance Authority, Natural Gas, Revenue, LIBOR Index, Series B	1.870	%(a)	11/15/27	700	663,404
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series A	5.000%		11/15/17	175	183,463
Long Beach Bond Finance Authority, Revenue, Series A	5.250%		11/15/19	140	155,841
Los Angeles County Regional Financing Authority, California Mortgage Insurance, Revenue, Montecedro, Inc., Series B-1	3.000%		11/15/21	200	200,484
Southern California Public Power Authority Natural Gas Project, Revenue, LIBOR Project No.1, Series 1-A	1.896	%(a)	11/01/38	1,360	1,237,818

Tobacco Securitization Authority of Northern California, Revenue, Series A	4.750%	06/01/23	30	30,014

				11,175,721

Colorado — 3.0%
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Bldg Corp. Stem Project, Rfdg	4.000%	11/01/24	530	558,011
Colorado Health Facilities Authority, National Jewish Health Initiatives, Revenue, Rfdg	5.000%	01/01/24	300	325,944
Colorado Health Facilities Authority, Revenue, Catholic Health Initiative, Series A, Rfdg	5.000%	07/01/19	100	111,394
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%	01/01/20	695	743,997
Colorado Health Facilities Authority, Revenue, National Jewish Health Initiatives, Rfdg	5.000%	01/01/22	125	136,270
Colorado Health Facilities Authority, Revenue, Retirement Communities, Series A, Rfdg	4.000%	12/01/19	515	553,913
E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000%	09/01/20	650	750,997
Park Creek Metropolitan District, Series A, Specialty Tax, Rfdg	5.000%	12/01/23	1,100	1,338,535

				4,519,061

Delaware — 1.4%
Delaware State Economic Development Authority, Newark Charter School, Revenue, Rfdg	2.800%	09/01/26	525	533,379
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital, Revenue, Rfdg	5.000%	07/01/23	100	115,173
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000%	06/01/21	460	479,393
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.000%	06/01/23	415	428,712
Delaware State Health Facilities Authority, Revenue, Beebe Medical Center, Series A, Rfdg	3.250%	06/01/24	415	434,090
Delaware State Health Facilities Authority, Revenue, Nanticoke Memorial Hospital, Rfdg	4.000%	07/01/22	100	108,140

				2,098,887

District of Columbia — 0.8%
District of Columbia Friendship Public Charter School, Revenue	3.550%	06/01/22	795	845,157
District of Columbia KIPP Charter School, Revenue, Rfdg	5.000%	07/01/23	275	319,489

				1,164,646

Florida — 5.8%
Citizens Property Insurance Corp., Revenue, Series A-1	5.000%	06/01/20	1,000	1,132,620
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/23	150	182,237
City of Tallahassee, Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/25	400	500,828
Cityplace Community Development District, Special Assessment, Rfdg	5.000%	05/01/20	740	822,147
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000%	04/01/21	40	44,619
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., AMT, Rfdg	5.000%	11/15/26	500	547,375
Halifax Hospital Medical Center, Revenue, Rfdg	5.000%	06/01/24	340	419,869
Lakewood Ranch Stewardship District, Special Assessment	4.000%	05/01/21	500	517,545
Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/25	400	427,008

Lakewood Ranch Stewardship District, Special Assessment	4.250%	05/01/26	250	261,030
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, AMT, Rfdg	3.950%	12/15/21	250	265,033
Orange County Health Facilities Authority, Revenue, NATL, Series C, Rfdg	6.250%	10/01/21	100	114,305
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Rfdg	6.000%	06/01/21	900	927,432
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	300	358,023
Village Community Development District No. 4, Special Assessment, Rfdg	4.125%	05/01/21	95	102,808
Village Community Development District No. 5, Phase I, Special Assessment, Rfdg	3.000%	05/01/21	160	167,338
Village Community Development District No. 6, Special Assessment, Rfdg	3.000%	05/01/20	115	117,554
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/21	490	540,661
Village Community Development District No. 7, Special Assessment, Rfdg	4.000%	05/01/25	195	221,366
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/24	60	67,504
Village Community Development District No. 7, Revenue, Special Assessment, Rfdg	4.000%	05/01/26	290	320,653
Village Community Development District No.10, Special Assessment	4.500%	05/01/23	245	274,415
Village Community Development District No.11, Special Assessment	3.250%	05/01/19	565	574,452

				8,906,822

Georgia — 1.1%
Monroe County Development Authority, Revenue, Georgia Power Co.	2.350%	10/01/48	1,000	1,041,550
Municipal Electric Authority of Georgia, Revenue, Unrefunded Balances, Series Z, Rfdg	5.500%	01/01/20	30	31,426
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000%	04/01/22	500	590,885

				1,663,861

Guam — 0.7%
Guam Government Waterworks Authority, Revenue, Series A, Rfdg	5.000%	07/01/20	400	454,528
Territory of Guam, Revenue, Series D, Rfdg	5.000%	11/15/21	500	585,950

				1,040,478

Idaho — 0.7%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue, Rfdg	5.000%	09/01/22	1,000	1,154,710

Illinois — 13.3%
Chicago Board of Education, Dedicated Revenues, Series B, GO, AMBAC, Rfdg	5.000%	12/01/18	250	257,565
Chicago Board of Education, NATL, Series A, GO, Rfdg	5.000%	12/01/18	160	168,867
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg	4.000%	12/01/16	145	146,791
Chicago Board of Education, Revenue, Series D, GO, AGM, Rfdg (Pre-refunded 12/01/16)(b)	4.000%	12/01/16	55	55,792
Chicago Board of Education, Series D, GO, AGM	5.000%	12/01/17	100	103,733
Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000%	01/01/23	200	239,788

Chicago Transit Authority, Revenue, Federal Transit Administration Sect 530, AGM, Rfdg	5.000%	06/01/22	1,610	1,840,278
City of Chicago, GO, AMBAC, Rfdg	4.000%	12/01/16	210	211,460
City of Chicago, Project & Rfdg, Series A, GO, AMBAC	5.000%	01/01/20	270	273,947
City of Chicago, Series A, GO	4.000%	12/01/17	275	280,404
City of Chicago, Series A, GO	4.000%	12/01/18	225	228,524
City of Chicago, Series A, GO	5.000%	01/01/18	215	220,252
City of Chicago, Series A, GO, AGM, Rfdg	5.000%	01/01/21	50	50,187
City of Chicago, Series A, GO, Rfdg	5.000%	01/01/24	335	343,207
City of Chicago, Series B, GO	5.000%	01/01/17	280	283,335
City of Chicago, Series B, GO	5.000%	01/01/18	600	614,658
City of Chicago, Series B, GO (Pre-refunded 01/01/17)(b)	5.000%	01/01/17	220	224,717
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/19	750	777,097
City of Chicago, Series B, GO, Rfdg	5.000%	01/01/23	250	260,988
City of Chicago, Series C, GO, Rfdg	5.000%	01/01/22	630	654,847
City of Chicago Wastewater Transmission, Revenue, Second Lien	4.000%	01/01/20	1,120	1,206,845
City of Chicago Wastewater Transmission, Revenue, Second Lien, Rfdg	5.000%	01/01/25	350	397,614
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series A, Rfdg	4.000%	01/01/18	200	207,554
City of Chicago Wastewater Transmission, Revenue, Second Lien, Series C, Rfdg	5.000%	01/01/22	850	980,815
City of Chicago Waterworks, Revenue, Rfdg	4.000%	11/01/19	490	530,092
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/21	210	232,833
City of Chicago Waterworks, Revenue, Second Lien Project	4.000%	11/01/17	315	326,835
City of Chicago Waterworks, Revenue, Second Lien, AGM, Rfdg	4.250%	11/01/18	250	267,607
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	4.000%	11/01/20	1,015	1,113,638
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/20	385	438,453
City of Chicago Waterworks, Revenue, Second Lien, Rfdg	5.000%	11/01/22	195	229,031
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000%	03/01/22	275	326,879
County of Cook, Series A, GO, Rfdg	5.000%	11/15/23	1,000	1,188,810
Illinois Finance Authority, Presbyterian Homes, Revenue, Series B, Rfdg (Mandatory Put Date 05/01/21)	1.670%(a)	05/01/36	500	499,510
Illinois Finance Authority, Revenue, Advocate Healthcare Network, Series D	5.500%	11/01/18	60	64,702
Illinois Finance Authority, Revenue, Advocate Healthcare, Series A-2, Rfdg (Mandatory Put Date 02/12/20)	5.000%	11/01/30	350	398,510
Illinois Finance Authority, Revenue, Institute of Technology, Series A, Rfdg	5.000%	04/01/31	500	500,155
Illinois Finance Authority, Revenue, Resurrection Health, Series B, AGM, Rfdg	4.500%	05/15/20	175	183,208
Illinois Finance Authority, Revenue, Silver Cross Hospital, Rfdg	6.000%	08/15/23	600	654,324
Illinois Finance Authority, Revenue, Silver Cross Hospital, Series C, Rfdg	5.000%	08/15/19	110	120,762
Railsplitter Tobacco Settlement Authority, Revenue, Series 15	5.375%	06/01/21	635	753,916
State of Illinois, GO, Rfdg	5.000%	01/01/18	475	499,249
State of Illinois, Revenue, GO, AGM, Rfdg	4.000%	01/01/20	525	567,010
State of Illinois, Revenue, GO, AGM, Rfdg	5.000%	02/01/20	210	230,158
State of Illinois, Rfdg	5.000%	08/01/18	55	58,785
State of Illinois, Series 2010, GO, AGM, Rfdg	5.000%	01/01/20	200	222,784
State of Illinois, Series A, GO	4.000%	01/01/23	360	379,631
State of Illinois, Series A, GO	5.000%	04/01/20	100	109,726
State of Illinois, Series A, GO, AGM	4.000%	09/01/22	150	155,621

State of Illinois, Series B, GO, Rfdg	5.250%	01/01/18	250	263,687

				20,345,181

Indiana — 0.6%
Gary Chicago International Airport Authority, Revenue, AMT	5.000%	02/01/20	835	916,738

Iowa — 1.0%
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	1,000	1,040,390
Iowa Finance Authority, Revenue, Iowa Fertilizer Co. Project, Rfdg	5.500%	12/01/22	415	432,102

				1,472,492

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, Revenue, Next Generation Information Highway, Series A	5.000%	07/01/22	350	407,858
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250%	06/01/20	500	575,775
Warren County Hospital Facility, Revenue, Community Hospital Project, Series A, Rfdg (Pre-refunded date 08/01/17)(b)	5.000%	08/01/21	150	157,184

				1,140,817

Louisiana — 1.9%
City of New Orleans, GO, Rfdg	5.000%	12/01/22	100	120,172
City of New Orleans, GO, Rfdg	5.000%	12/01/23	150	183,750
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/23	300	364,206
City of New Orleans Sewerage Service, Revenue	5.000%	06/01/24	200	246,458
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000%	05/15/22	265	318,795
Louisiana State Citizens Property Insurance Corp., Revenue, AGM, Rfdg	5.000%	06/01/21	750	885,217
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/19	400	445,716
New Orleans Sewerage Service, Revenue, Rfdg	5.000%	06/01/20	350	400,960

				2,965,274

Maryland — 1.6%
City of Westminster, Revenue, Project Carroll Lutheran Village, Rfdg	5.000%	07/01/18	400	424,256
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/20	100	113,799
Frederick County Special Obligation, Urbana Community Development Authorization, Specialty Tax, Series A, Rfdg	5.000%	07/01/21	100	115,444
Maryland Economic Development Corp., Purple Line Light Rail Project, Revenue, Series B, AMT	5.000%	09/30/26	1,000	1,164,030
Maryland Health & Higher Educational Facilities Authority, Revenue, Meritus Medical Center, Rfdg	5.000%	07/01/21	500	588,795

				2,406,324

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Revenue, International Charter School, Rfdg	4.000%	04/15/20	425	457,168

Michigan — 0.9%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series B, Rfdg	4.000%	07/01/18	640	675,360

Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%	07/01/22	400	474,524
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese of Detroit, Rfdg	6.500%	12/01/20	275	291,610

				1,441,494

Minnesota — 0.8%
City of Hugo, Revenue, Charter School Noble Academy Project, Series A	4.000%	07/01/22	480	497,102
Shakopee Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000%	09/01/19	185	207,163
St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Project	5.000%	11/15/20	500	571,265

				1,275,530

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue, Lutheran Senior Services, Rfdg	2.150%	02/01/19	500	508,400
Health & Educational Facilities Authority of the State of Missouri, Revenue, St. Louis College of Pharmacy Project, Rfdg	5.000%	05/01/19	125	137,370
St. Louis County Industrial Development Authority, Revenue, St. Andrews, Series B, Rfdg	3.125%	12/01/19	1,000	1,004,200

				1,649,970

Nevada — 1.3%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	583,385
County of Washoe, Sierra Pacific Power Co., Revenue, Series B, Rfdg (Mandatory Put Date 06/01/22)	3.000%	03/01/36	1,000	1,083,970
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.000%	12/15/25	305	316,437

				1,983,792

New Hampshire — 0.3%
New Hampshire Business Finance Authority, Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 10/01/19), 144A	4.000%	04/01/29	500	526,655

New Jersey — 10.4%
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/20	100	112,604
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/21	150	173,372
Camden County Improvement Authority, Revenue, Project Cooper Health System, Rfdg	5.000%	02/15/22	300	353,772
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	513,710
New Jersey Building Authority, Revenue, Series A, Rfdg	5.000%	06/15/21	685	763,275
New Jersey Economic Development Authority, Revenue, Police Barracks Project	4.750%	06/15/19	245	263,865
New Jersey Economic Development Authority, Revenue, Provident Group-Rowan Properties LLC, Series A	5.000%	01/01/23	500	582,420
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg	5.000%	09/01/18	85	90,733
New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series EE, Rfdg (Pre-refunded date 09/01/18)(b)	5.000%	09/01/18	245	267,604

New Jersey Economic Development Authority, Revenue, School Facilities Construction, Series NN, Rfdg (Pre-refunded date 03/01/19)(b)	5.000%		03/01/19	150	166,410
New Jersey Economic Development Authority, Revenue, Series XX, Rfdg	5.000%		06/15/22	500	561,145
New Jersey Economic Development Authority, Revenue, Transit Project Sublease, Series A, Rfdg	5.000%		05/01/19	275	297,341
New Jersey Economic Development Authority, Revenue, United Airlines, Series A, AMT	4.875%		09/15/19	3,200	3,413,408
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center	4.500%		07/01/20	255	283,667
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	4.250%		07/01/19	130	140,418
New Jersey Health Care Facilities Financing Authority, Revenue, Holy Name Medical Center, Rfdg	5.000%		07/01/19	235	260,965
New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg	5.000%		07/01/23	500	605,385
New Jersey Health Care Facilities Financing Authority, Revenue, Virtua Health, Rfdg	5.000%		07/01/21	125	147,864
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/19	100	108,264
New Jersey Transportation Trust Fund Authority, Revenue, Series AA	5.000%		06/15/22	1,000	1,124,040
New Jersey Transportation Trust Fund Authority, Revenue, Series B, AGM, Rfdg	5.500%		12/15/21	175	205,476
New Jersey Transportation Trust Fund Authority, Revenue, Series B, NATL, Rfdg	5.500%		12/15/20	200	228,392
New Jersey Transportation Trust Fund Authority, Revenue, Series B, Rfdg	5.250%		12/15/19	440	484,854
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/20	100	112,559
South Jersey Transportation Authority LLC, Revenue, Series A, Rfdg	5.000%		11/01/21	350	401,096
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.500%		06/01/23	2,290	2,328,083
Tobacco Settlement Finance Corp., Revenue, Series 1A, Rfdg	4.625%		06/01/26	1,855	1,875,015

					15,865,737

New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue, Series B, Rfdg (Mandatory Put Date 08/01/19)	1.056	%(a)	11/01/39	250	248,058

New York — 8.1%
Build NYC Resource Corp., Revenue, Pratt Paper Inc., Project, AMT, Rfdg, 144A	3.750%		01/01/20	800	840,672
New York City Industrial Development Agency, Revenue, American Airlines Group, Series A, AMT	7.750%		08/01/31	350	354,841
New York City Industrial Development Agency, Revenue, JFK International Airport Project, Series B, AMT (Mandatory Put Date 08/01/16)	2.000%		08/01/28	500	499,490
New York State Dormitory Authority, Revenue, Orange Regional Medical Center, 144A	5.000%		12/01/21	500	574,455
New York State Energy Research & Development Authority, Series B, Rfdg (Mandatory Put Date 05/01/20)	2.000%		02/01/29	500	513,750
New York State Environmental Facilities Corp., Revenue, Casella Waste Systems, Inc., AMT, (Mandatory Put Date 12/02/19), 144A	3.750%		12/01/44	750	788,617
New York Transportation Development Corp., American Airlines Group Inc., Revenue, AMT, Rfdg	5.000%		08/01/26	1,500	1,659,135

New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%	01/01/22	1,000	1,185,940
New York Transportation Development Corp., Revenue, Terminal One Group Association, AMT, Rfdg	5.000%	01/01/23	1,000	1,210,560
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%	12/01/20	1,510	1,731,321
Port Authority of New York & New Jersey, Revenue, Series 188, Rfdg	5.000%	05/01/23	325	397,858
Troy Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute, Rfdg	5.000%	08/01/22	1,000	1,201,930
TSASC, Inc., Revenue, Series 1, Rfdg	5.000%	06/01/26	1,335	1,338,057

				12,296,626

North Carolina — 0.4%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield	5.000%	10/01/20	500	557,170

North Dakota — 0.4%
Burleigh County Healthcare St. Alexius, Revenue, Series A, Rfdg (Pre-refunded date 07/01/20)(b)	4.000%	07/01/20	500	556,835

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125%	06/01/24	2,470	2,423,465
County of Hamilton, Revenue, Christ Hospital Project	5.000%	06/01/20	465	530,849
Ohio State Water Development Authority, Revenue, First Energy, Series 2010, Rfdg (Mandatory Put Date 07/01/20)	3.750%	07/01/33	500	514,235
Ohio State Water Development Authority, Revenue, First Energy, Series B, Rfdg (Mandatory Put Date 04/01/20)	3.625%	10/01/33	300	306,705

				3,775,254

Oklahoma — 0.2%
Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg (Mandatory Put Date 06/01/25)	5.000%	06/01/35	250	292,280

Oregon — 0.3%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%	10/01/19	410	445,162

Pennsylvania — 7.7%
Allegheny County Industrial Development Authority, Revenue, United States Steel Corp., Rfdg	5.500%	11/01/16	330	332,729
Capital Region Water, Revenue, Series A, BAM, Rfdg	5.000%	07/15/24	1,000	1,239,620
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750%	10/01/24	550	585,321
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000%	12/01/23	500	609,775
Montgomery County Industrial Development Authority, Revenue, Albert Einstein Healthcare, Series A, Rfdg	5.000%	01/15/22	500	574,260
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co. LLC, Series G, Rfdg (Mandatory Put Date 09/01/20)	2.600%	03/01/34	1,000	1,031,980
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%	01/01/17	350	352,390
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	3.000%	01/01/18	800	810,480
Montgomery County Industrial Development Authority, Revenue, Whitemarsh Care Facility, Rfdg	4.000%	01/01/25	1,000	1,017,330

Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000%	07/01/20	750	795,705
Pennsylvania Economic Development Financing Authority, Revenue, Colver Project, Series F, AMBAC, AMT, Rfdg	4.625%	12/01/18	230	230,796
Pennsylvania Economic Development Financing Authority, Revenue, PA Bridges Finco LP, AMT	5.000%	12/31/18	250	273,978
Pennsylvania Turnpike Commission, Revenue, Rfdg	5.000%	06/01/24	1,000	1,232,290
Philadelphia Gas Works Co., Revenue, Rfdg	5.000%	08/01/21	1,000	1,175,580
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series A, Rfdg	5.500%	07/01/30	780	798,658
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	5.500%	07/01/26	340	348,605
Philadelphia Hospitals & Higher Education Facilities Authority, Revenue, Temple University Health Systems, Series B, Rfdg	6.250%	07/01/23	300	312,411

				11,721,908

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Series A, GO, AGM, Rfdg	5.000%	07/01/16	200	200,022
Puerto Rico Commonwealth, Series B, GO, AGM	5.250%	07/01/17	40	40,119
Puerto Rico Municipal Finance Agency, Revenue, Series A, AGM	5.000%	08/01/18	210	213,398
Puerto Rico Municipal Finance Agency, Revenue, Series B, AGM, Rfdg	5.250%	07/01/16	500	500,055
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/17	150	156,000
Puerto Rico Municipal Finance Agency, Revenue, Series C, AGM, Rfdg	5.250%	08/01/18	105	109,845

				1,219,439

Rhode Island — 0.2%
Tobacco Settlement Finance Corp., Revenue, Series A, Rfdg	5.000%	06/01/22	225	260,744

Tennessee — 1.4%
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/20	1,140	1,311,639
Tennessee Energy Acquisition Corp., Revenue, Series A	5.250%	09/01/23	380	460,963
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000%	02/01/20	270	305,294

				2,077,896

Texas — 9.9%
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.000%	01/01/34	60	60,781
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/18	1,000	1,018,970
Austin Convention Enterprises, Inc., Revenue, First Tier, Series A, XLCA, Rfdg	5.250%	01/01/24	105	106,748
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000%	12/01/21	1,000	1,128,660
Central Texas Regional Mobility Authority, Revenue, Sr. Lien, Series A, Rfdg	5.000%	01/01/23	1,000	1,214,010
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/21	180	201,904
Central Texas Regional Mobility Authority, Revenue, Sub Lien, Rfdg	5.000%	01/01/23	500	587,375
Central Texas Turnpike System, Revenue, Series C, Rfdg	5.000%	08/15/22	150	180,068
City of Houston TX Airport System, Revenue, United Airlines Inc., Series C, AMT, Rfdg	5.000%	07/15/20	500	557,135

Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	3.750%		08/15/22	500	538,225
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/17	200	208,166
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.000%		08/15/18	115	123,461
Clifton Higher Education Finance Corp., Revenue, Idea Academy, Inc.	5.500%		08/15/31	410	459,999
Dallas County Flood Control District No. 1, Revenue, GO, Rfdg, 144A	5.000%		04/01/20	750	820,965
Dallas/Fort Worth International Airport, Revenue, Series B, AMT	5.000%		11/01/22	450	540,873
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	4.000%		09/01/20	200	218,032
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/22	150	169,772
Decatur Hospital Authority Wise Regional Health Systems, Revenue, Series A, Rfdg	5.000%		09/01/23	150	170,274
Gregg County Health Facilities Development Corp., Revenue, Good Shepherd Health Systems, Series A, Rfdg (Mandatory Put Date 03/01/17), 144A	4.220	%(a)	10/01/29	300	301,836
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000%		02/15/22	105	112,020
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%		08/15/22	485	570,011
New Hope Cultural Education Facilities Corp., Revenue, Tarelton St. University Student Housing Project, Series A	4.000%		04/01/21	300	326,781
North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000%		01/01/21	100	115,989
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Barton Creek Senior Living Center, Rfdg	5.000%		11/15/20	450	496,093
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Buckingham Senior Living Community Center Project, Series B-2	3.875%		11/15/20	500	506,445
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000%		10/01/29	630	742,140
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series A	5.250%		12/15/19	100	111,809
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series B	1.137	%(a)	12/15/26	825	768,050
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Sr. Lien, Series D	6.250%		12/15/26	1,005	1,294,239
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue	1.307	%(a)	09/15/27	1,475	1,380,526

					15,031,357

Utah — 0.1%
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300%		04/15/25	240	245,074

Vermont — 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%		05/01/21	100	109,835

Virgin Islands — 0.7%
Virgin Islands Public Finance Authority, Revenue, Matching Fund, Series B, Rfdg	5.000%		10/01/19	250	276,620
Virgin Islands Public Finance Authority, Revenue, Series A	5.000%		10/01/24	500	579,510
Virgin Islands Public Finance Authority, Revenue, Series A, Rfdg	5.000%		10/01/18	180	188,584

					1,044,714

Virginia — 0.8%
Virginia College Building Authority, Revenue, Marymount University Project, Series A, 144A	5.000%	07/01/20	250	277,390
Virginia College Building Authority, Revenue, Marymount University Project, Series B, 144A	5.000%	07/01/20	250	277,390
Virginia Small Business Financing Authority, Revenue, Express Lanes, AMT	4.250%	07/01/22	150	163,979
Wise County Industrial Development Authority Solid Waste & Sewage, Revenue, Virginia Electric and Power Co., Series A (Mandatory Put Date 09/01/20)	2.150%	10/01/40	500	519,170

				1,237,929

Washington — 1.6%
Skagit County Public Hospital District No. 1, Revenue	5.750%	12/01/28	310	329,759
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/22	850	994,882
Skagit County Public Hospital District No. 1, Revenue, Series A, Rfdg	5.000%	12/01/23	640	758,554
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000%	07/01/20	300	345,057

				2,428,252

Wisconsin — 2.6%
Public Finance Authority, Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000%	01/01/24	1,000	1,146,850
Public Finance Authority, Revenue, Church Home of Hartford, Series A, Rfdg, 144A	4.000%	09/01/20	465	494,909
Public Finance Authority, Revenue, Series E, Rfdg	5.000%	07/01/23	2,000	2,271,020

				3,912,779

TOTAL LONG-TERM INVESTMENTS (cost $146,170,684)				150,699,916

SHORT-TERM INVESTMENT — 0.9%
Alaska
Valdez Marine Terminal, ExxonMobil International Holdings, Inc., Revenue, Series B, FRDD, Rfdg (cost $1,340,000)	0.370%	12/01/33	1,340	1,340,000

TOTAL INVESTMENTS — 99.8% (cost $147,510,684)(c)				152,039,916
Other assets in excess of liabilities — 0.2%				292,249

NET ASSETS — 100.0%				$152,332,165

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual

FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
Rfdg	Refunding
XLCA	XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(c)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$147,445,069

Appreciation	4,664,101
Depreciation	(69,254)

Net Unrealized Appreciation	$4,594,847

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alaska	$—	$1,957,337	$—
Arizona	—	8,449,909	—
California	—	11,175,721	—
Colorado	—	4,519,061	—
Delaware	—	2,098,887	—
District of Columbia	—	1,164,646	—
Florida	—	8,906,822	—
Georgia	—	1,663,861	—
Guam	—	1,040,478	—
Idaho	—	1,154,710	—
Illinois	—	20,345,181	—
Indiana	—	916,738	—
Iowa	—	1,472,492	—
Kentucky	—	1,140,817	—
Louisiana	—	2,965,274	—
Maryland	—	2,406,324	—
Massachusetts	—	457,168	—
Michigan	—	1,441,494	—
Minnesota	—	1,275,530	—
Missouri	—	1,649,970	—
Nevada	—	1,983,792	—
New Hampshire	—	526,655	—
New Jersey	—	15,865,737	—
New Mexico	—	248,058	—
New York	—	12,296,626	—
North Carolina	—	557,170	—
North Dakota	—	556,835	—
Ohio	—	3,775,254	—
Oklahoma	—	292,280	—
Oregon	—	445,162	—

Pennsylvania	—	11,721,908	—
Puerto Rico	—	1,219,439	—
Rhode Island	—	260,744	—
Tennessee	—	2,077,896	—
Texas	—	15,031,357	—
Utah	—	245,074	—
Vermont	—	109,835	—
Virgin Islands	—	1,044,714	—
Virginia	—	1,237,929	—
Washington	—	2,428,252	—
Wisconsin	—	3,912,779	—

Total	$—	$152,039,916	$—

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Diversified REITs — 6.5%
Empire State Realty Trust, Inc. (Class A Stock)	24,560	$466,394
First Potomac Realty Trust	112,337	1,033,500
Store Capital Corp.	36,950	1,088,178

		2,588,072

Health Care REITs — 11.6%
Community Healthcare Trust, Inc.	29,072	614,582
Healthcare Realty Trust, Inc.	26,290	919,887
Physicians Realty Trust	39,622	832,458
Ventas, Inc.	16,157	1,176,553
Welltower, Inc.	14,347	1,092,811

		4,636,291

Hotel & Resort REITs — 4.6%
Chesapeake Lodging Trust	27,344	635,748
MGM Growth Properties LLC (Class A Stock)	22,499	600,274
Sunstone Hotel Investors, Inc.	50,003	603,536

		1,839,558

Industrial REITs — 5.2%
Duke Realty Corp.	60,174	1,604,239
Rexford Industrial Realty, Inc.	23,267	490,701

		2,094,940

Office REITs — 9.6%
Boston Properties, Inc.	5,294	698,278
Brookfield Canada Office Properties (Canada)	11,184	248,447
Hudson Pacific Properties, Inc.	39,101	1,140,967
Kilroy Realty Corp.	5,406	358,364
New York REIT, Inc.	111,543	1,031,773
SL Green Realty Corp.	3,235	344,430

		3,822,259

Residential REITs — 20.5%
American Campus Communities, Inc.	20,487	1,083,148
Apartment Investment & Management Co. (Class A Stock)	19,312	852,818
Equity LifeStyle Properties, Inc.	11,532	923,136
Equity Residential	28,883	1,989,461
Essex Property Trust, Inc.	6,752	1,540,064
Monogram Residential Trust, Inc.	55,561	567,278
Sun Communities, Inc.	16,084	1,232,678

		8,188,583

Retail REITs — 26.1%
Acadia Realty Trust	8,907	316,377
Brixmor Property Group, Inc.	15,644	413,940
Equity One, Inc.	19,073	613,769
Federal Realty Investment Trust	9,348	1,547,561
General Growth Properties, Inc.	46,135	1,375,746
National Retail Properties, Inc.	23,418	1,211,179
Regency Centers Corp.	6,502	544,413
Retail Properties of America, Inc. (Class A Stock)	32,189	543,994
Simon Property Group, Inc.	13,196	2,862,212
Taubman Centers, Inc.	13,851	1,027,744

		10,456,935

Specialized REITs — 14.9%
CoreSite Realty Corp.	9,452	838,298
CyrusOne, Inc.	18,202	1,013,123
Equinix, Inc.	2,255	874,331
Extra Space Storage, Inc.	10,051	930,120
Four Corners Property Trust, Inc.	28,122	579,032
Public Storage	3,560	909,901
Sovran Self Storage, Inc.	7,858	824,461

		5,969,266

TOTAL LONG-TERM INVESTMENTS (cost $32,747,370)		39,595,904

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $390,807)(a)	390,807	390,807

TOTAL INVESTMENTS — 100.0% (cost $33,138,177)(b)		39,986,711
Liabilities in excess of other assets		(5,834)

NET ASSETS — 100.0%		$39,980,877

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$33,751,057

Appreciation	6,747,442
Depreciation	(511,788)

Net Unrealized Appreciation	$6,235,654

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$2,588,072	$—	$—
Health Care REITs	4,636,291	—	—
Hotel & Resort REITs	1,839,558	—	—
Industrial REITs	2,094,940	—	—
Office REITs	3,822,259	—	—
Residential REITs	8,188,583	—	—
Retail REITs	10,456,935	—	—
Specialized REITs	5,969,266	—	—
Affiliated Mutual Fund	390,807	—	—

Total	$39,986,711	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Ultra Short Bond Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 17, 2016

*	Print the name and title of each signing officer under his or her signature.